UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

Fidelity®

Series Emerging Markets Debt

Fund

Fidelity Series Emerging Markets Debt Fund
Class F

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Emerging Markets Debt Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 17, 2011 to June 30, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Series Emerging Markets Debt	.96%
Actual		$ 1,000.00	$ 1,023.50	$ 2.82 B
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81 C
Class F	.84%
Actual		$ 1,000.00	$ 1,023.90	$ 2.47 B
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 106/365 (to reflect the period March 17, 2011 to June 30, 2011).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Top Five Countries as of June 30, 2011
(excluding cash equivalents)	% of fund's net assets
Venezuela	9.8
Argentina	8.5
Turkey	7.3
Russia	7.0
Mexico	6.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets
Argentine Republic	6.8
Russian Federation	6.8
Turkish Republic	6.2
Venezuelan Republic	5.2
Petroleos de Venezuela SA	4.6
29.6
Asset Allocation (% of fund's net assets)
As of June 30, 2011
Corporate Bonds 29.0%
Government Obligations 57.5%
Supranational Obligations 0.1%
Other Investments 0.8%
Short-Term Investments and Net Other Assets 12.6%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.0%
		Principal Amount (b)	Value
Argentina - 1.5%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (d)		$ 833,000	$ 898,599
City of Buenos Aires 12.5% 4/6/15 (d)		2,700,000	3,055,050
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (d)		200,000	202,000
Pan American Energy LLC 7.875% 5/7/21 (d)		200,000	213,500
Transportadora de Gas del Sur SA 7.875% 5/14/17 (d)		1,045,000	1,013,650
YPF SA 10% 11/2/28		250,000	288,750
TOTAL ARGENTINA			5,671,549
Brazil - 2.6%
Banco Bradesco SA 5.9% 1/16/21 (d)		550,000	555,500
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (d)		800,000	848,000
Banco Votorantim SA 5.25% 2/11/16 (d)		600,000	609,000
BFF International Ltd. 7.25% 1/28/20 (d)		850,000	901,000
Braskem Finance Ltd. 7% 5/7/20 (d)		625,000	680,469
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (d)		400,000	410,000
Globo Comunicacoes e Participacoes SA 6.25% (c)(d)(e)		2,600,000	2,743,000
Itau Unibanco Holding SA 6.2% 12/21/21 (d)		330,000	335,775
Net Servicos de Comunicacao SA 7.5% 1/27/20		150,000	171,375
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (d)		660,000	669,075
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (d)		840,000	911,400
Telemar Norte Leste SA 5.5% 10/23/20 (d)		375,000	369,863
Votorantim Cimentos SA 7.25% 4/5/41 (d)		450,000	445,500
TOTAL BRAZIL			9,649,957
British Virgin Islands - 0.0%
Gerdau Trade, Inc. 5.75% 1/30/21 (d)		100,000	101,625
Canada - 0.4%
Pacific Rubiales Energy Corp. 8.75% 11/10/16		1,125,000	1,268,438
Sino-Forest Corp. 6.25% 10/21/17 (d)		395,000	181,700
TOTAL CANADA			1,450,138
Cayman Islands - 1.5%
Braskem Finance Ltd. 5.75% 4/15/21 (d)		200,000	201,000
CSN Islands XII Corp. 7% (Reg. S) (e)		1,900,000	1,866,750
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (d)		550,000	575,438
Odebrecht Finance Ltd.:
6% 4/5/23 (d)		200,000	199,000
7% 4/21/20 (d)		500,000	549,375
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Cayman Islands - continued
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		$ 885,000	$ 955,800
8.375% 12/10/18		900,000	1,109,252
TOTAL CAYMAN ISLANDS			5,456,615
Chile - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (d)		320,000	326,800
Colombia - 0.3%
BanColombia SA:
4.25% 1/12/16 (d)		400,000	402,000
5.95% 6/3/21 (d)		570,000	576,555
TOTAL COLOMBIA			978,555
Dominican Republic - 0.0%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (d)		220,000	192,940
Egypt - 0.3%
African Export-Import Bank 8.75% 11/13/14		1,125,000	1,268,438
El Salvador - 0.4%
Telemovil Finance Co. Ltd. 8% 10/1/17 (d)		1,575,000	1,661,625
Georgia - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		400,000	444,500
Indonesia - 0.8%
Indo Energy Finance BV 7% 5/7/18 (d)		400,000	412,000
PT Adaro Indonesia 7.625% 10/22/19 (d)		800,000	888,000
PT Pertamina Persero:
5.25% 5/23/21 (d)		950,000	959,500
6.5% 5/27/41 (d)		580,000	575,650
TOTAL INDONESIA			2,835,150
Ireland - 0.4%
SCF Capital Ltd. 5.375% 10/27/17 (d)		400,000	400,000
VIP Finance Ireland Ltd. 7.748% 2/2/21 (d)		400,000	411,000
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (d)		500,000	506,875
TOTAL IRELAND			1,317,875
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Kazakhstan - 0.5%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (d)		$ 200,000	$ 207,000
Zhaikmunai Finance BV 10.5% 10/19/15 (d)		1,500,000	1,603,125
TOTAL KAZAKHSTAN			1,810,125
Korea (South) - 0.2%
Export-Import Bank of Korea 5.1% 10/29/13 (d)	INR	42,300,000	912,251
Luxembourg - 1.7%
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		300,000	342,750
7.75% 11/3/20 (d)		200,000	217,250
Aquarius Investments Luxemburg 8.25% 2/18/16		600,000	642,180
Evraz Group SA:
8.25% 11/10/15 (d)		100,000	111,250
9.5% 4/24/18 (Reg. S)		610,000	701,500
MHP SA 10.25% 4/29/15 (d)		535,000	571,113
RSHB Capital SA:
6% 6/3/21 (d)		305,000	307,288
9% 6/11/14 (d)		250,000	285,350
SB Capital SA 5.4% 3/24/17 (Reg. S)		190,000	197,363
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (c)		646,000	654,075
TMK Capital SA 7.75% 1/27/18		400,000	414,500
TNK-BP Finance SA 7.5% 7/18/16		100,000	112,375
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,700,000	1,859,375
TOTAL LUXEMBOURG			6,416,369
Mexico - 2.7%
Alestra SA de RL de CV 11.75% 8/11/14		1,545,000	1,769,025
Gruma SAB de CV 7.75% (Reg. S) (e)		735,000	735,000
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21 (d)		125,000	124,688
6.625% 12/15/20 (d)		200,000	206,500
12.5% 4/1/16		275,000	327,250
Petroleos Mexicanos:
5.5% 1/21/21		1,750,000	1,837,500
6% 3/5/20		800,000	876,000
6.625% (d)(e)		3,130,000	3,153,475
8% 5/3/19		850,000	1,054,000
TOTAL MEXICO			10,083,438
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Mongolia - 0.1%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13 (Reg. S)		$ 200,000	$ 205,500
Multi-National - 0.2%
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		600,000	585,000
International Bank for Reconstruction & Development 8.2% 12/12/12	NG	40,000,000	263,003
TOTAL MULTI-NATIONAL			848,003
Netherlands - 3.8%
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		300,000	308,250
DTEK Finance BV 9.5% 4/28/15 (d)		200,000	212,000
HSBK (Europe) BV:
7.25% 5/3/17 (d)		1,450,000	1,479,000
9.25% 10/16/13 (d)		1,175,000	1,277,813
Indosat Palapa Co. BV 7.375% 7/29/20 (d)		500,000	553,750
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		300,000	322,500
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (d)		500,000	527,500
7% 5/5/20 (d)		875,000	962,500
8.375% 7/2/13 (d)		500,000	546,250
9.125% 7/2/18 (d)		1,275,000	1,568,250
11.75% 1/23/15 (d)		1,025,000	1,272,333
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		400,000	455,000
7.75% 10/17/16 (Reg. S)		875,000	1,017,188
7.75% 1/20/20 (d)		650,000	760,500
8% 8/7/19 (d)		525,000	620,813
Metinvest BV 10.25% 5/20/15 (d)		500,000	544,400
VimpelCom Holdings BV:
4.2465% 6/29/14 (d)(g)		530,000	530,000
7.5043% 3/1/22 (d)		1,270,000	1,270,000
TOTAL NETHERLANDS			14,228,047
Pakistan - 0.5%
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (d)		1,800,000	1,764,000
Paraguay - 0.2%
BBVA Paraguay SA 9.75% 2/11/16 (d)		650,000	708,500
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Peru - 0.5%
Banco de Credito del Peru:
4.75% 3/16/16 (d)		$ 1,250,000	$ 1,234,375
5.375% 9/16/20 (d)		520,000	492,700
TOTAL PERU			1,727,075
Philippines - 0.9%
Development Bank of Philippines:
5.5% 3/25/21		600,000	594,000
8.375% (e)(g)		615,000	682,650
National Power Corp. 6.875% 11/2/16 (d)		200,000	229,000
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (d)		600,000	711,000
7.39% 12/2/24 (d)		800,000	948,000
TOTAL PHILIPPINES			3,164,650
Russia - 0.2%
MTS International Funding Ltd. 8.625% 6/22/20 (d)		650,000	740,220
Singapore - 0.1%
STATS ChipPAC Ltd. 7.5% 8/12/15 (d)		200,000	215,000
Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		504,167	511,729
Turkey - 1.1%
Akbank T.A.S. 5.125% 7/22/15 (d)		900,000	891,000
Turkiye Garanti Bankasi AS:
2.774% 4/20/16 (d)(g)		900,000	893,250
6.25% 4/20/21 (d)		950,000	922,688
Turkiye Is Bankasi AS 5.1% 2/1/16 (d)		1,300,000	1,283,750
TOTAL TURKEY			3,990,688
Ukraine - 0.1%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		300,000	327,750
United Kingdom - 1.9%
Afren PLC 11.5% 2/1/16 (d)		800,000	874,000
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		2,500,000	2,509,500
Ferrexpo Finance PLC 7.875% 4/7/16 (d)		290,000	297,975
Standard Bank PLC 8.75% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (g)		500,000	427,500
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (c)		$ 1,400,000	$ 1,260,000
Vedanta Resources PLC:
6.75% 6/7/16 (d)		1,300,000	1,300,000
8.25% 6/7/21 (d)		560,000	565,600
TOTAL UNITED KINGDOM			7,234,575
United States of America - 1.2%
Drummond Co., Inc. 7.375% 2/15/16		480,000	484,800
Korea Development Bank 4% 9/9/16		200,000	204,680
NII Capital Corp.:
7.625% 4/1/21		85,000	88,613
10% 8/15/16		1,050,000	1,218,000
Pemex Project Funding Master Trust 6.625% 6/15/35		1,750,000	1,826,563
Southern Copper Corp. 6.75% 4/16/40		735,000	713,097
TOTAL UNITED STATES OF AMERICA			4,535,753
Venezuela - 4.6%
Petroleos de Venezuela SA:
4.9% 10/28/14		3,775,000	2,897,313
5.25% 4/12/17		2,550,000	1,600,125
5.375% 4/12/27		6,635,000	3,317,500
5.5% 4/12/37		3,225,000	1,580,250
Petroleos de Venezuela SA 144A:
8.5% 11/2/17 (d)		5,455,000	4,023,063
12.75% 2/17/22 (d)		4,365,000	3,568,388
TOTAL VENEZUELA			16,986,639
TOTAL NONCONVERTIBLE BONDS (Cost $107,357,373)			107,766,079
Government Obligations - 57.5%

Argentina - 7.0%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		2,338,169	2,063,434
0.4677% 8/3/12 (g)		9,898,750	9,690,076
2.5% 12/31/38 (c)		2,700,000	1,174,500
7% 9/12/13		6,450,000	6,549,438
7% 10/3/15		5,805,000	5,616,338
Government Obligations - continued
		Principal Amount (b)	Value
Argentina - continued
Provincia de Cordoba 12.375% 8/17/17 (d)		$ 675,000	$ 705,375
Provincia de Neuquen Argentina 7.875% 4/26/21 (d)		295,000	301,638
TOTAL ARGENTINA			26,100,799
Aruba - 0.0%
Aruba Government 6.4% 9/6/15 (d)		62,500	65,688
Bahamas (Nassau) - 0.1%
Bahamian Republic 6.95% 11/20/29 (d)		300,000	324,000
Bahrain - 0.1%
Bahrain Kingdom 5.5% 3/31/20		200,000	195,500
Barbados - 0.1%
Barbados Government 7.25% 12/15/21 (d)		300,000	315,000
Belarus - 0.8%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		2,175,000	1,957,500
8.95% 1/26/18		1,000,000	880,000
TOTAL BELARUS			2,837,500
Bermuda - 0.2%
Bermuda Government 5.603% 7/20/20 (d)		525,000	581,438
Brazil - 2.4%
Brazilian Federative Republic:
5.625% 1/7/41		1,525,000	1,564,650
6% 1/17/17		1,090,000	1,274,210
7.125% 1/20/37		1,175,000	1,448,188
8.25% 1/20/34		465,000	638,213
8.75% 2/4/25		675,000	958,500
10.125% 5/15/27		875,000	1,369,375
12.25% 3/6/30		800,000	1,464,000
TOTAL BRAZIL			8,717,136
Bulgaria - 0.0%
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		90,000	105,075
Colombia - 1.6%
Colombian Republic:
7.375% 1/27/17		745,000	912,625
7.375% 9/18/37		1,600,000	2,016,000
10.375% 1/28/33		1,150,000	1,817,000
11.75% 2/25/20		850,000	1,313,250
TOTAL COLOMBIA			6,058,875
Government Obligations - continued
		Principal Amount (b)	Value
Congo - 0.3%
Congo Republic 3% 6/30/29 (c)		$ 1,659,650	$ 1,078,773
Croatia - 1.1%
Croatia Republic:
6.375% 3/24/21 (d)		1,675,000	1,735,719
6.625% 7/14/20 (d)		1,695,000	1,794,581
6.75% 11/5/19 (d)		675,000	727,454
TOTAL CROATIA			4,257,754
Dominican Republic - 0.7%
Dominican Republic:
1.2156% 8/30/24 (g)		750,000	661,875
7.5% 5/6/21 (d)		600,000	624,000
9.04% 1/23/18 (d)		819,733	920,150
9.5% 9/27/11 (Reg. S)		194,868	198,278
TOTAL DOMINICAN REPUBLIC			2,404,303
Egypt - 0.2%
Arab Republic of Egypt:
5.75% 4/29/20 (d)		550,000	551,925
6.875% 4/30/40 (d)		350,000	336,875
TOTAL EGYPT			888,800
El Salvador - 0.5%
El Salvador Republic:
7.375% 12/1/19 (d)		600,000	660,000
7.625% 2/1/41 (d)		150,000	153,750
7.65% 6/15/35 (Reg. S)		525,000	543,375
7.75% 1/24/23 (Reg. S)		150,000	169,500
8.25% 4/10/32 (Reg. S)		400,000	447,000
TOTAL EL SALVADOR			1,973,625
Gabon - 0.2%
Gabonese Republic 8.2% 12/12/17 (d)		500,000	586,250
Georgia - 0.3%
Georgia Republic 6.875% 4/12/21 (d)		1,235,000	1,265,875
Ghana - 0.8%
Ghana Republic:
8.5% 10/4/17 (d)		450,000	507,375
14.99% 3/11/13	GHS	2,775,000	1,890,396
15.65% 6/3/13	GHS	1,000,000	691,233
TOTAL GHANA			3,089,004
Government Obligations - continued
		Principal Amount (b)	Value
Hungary - 1.1%
Hungarian Republic:
6.25% 1/29/20		$ 850,000	$ 896,750
6.375% 3/29/21		1,918,000	2,023,490
7.625% 3/29/41		978,000	1,056,240
TOTAL HUNGARY			3,976,480
Iceland - 0.1%
Republic of Iceland 4.875% 6/16/16 (d)		320,000	321,200
Indonesia - 3.4%
Indonesian Republic:
4.875% 5/5/21 (d)		700,000	719,250
5.875% 3/13/20 (d)		1,425,000	1,585,313
6.625% 2/17/37 (d)		1,150,000	1,279,375
6.875% 1/17/18 (d)		1,300,000	1,522,690
7.5% 1/15/16 (d)		450,000	533,835
7.75% 1/17/38 (d)		1,975,000	2,473,688
8.5% 10/12/35 (Reg. S)		1,375,000	1,856,250
11.625% 3/4/19 (d)		1,725,000	2,548,688
TOTAL INDONESIA			12,519,089
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,375,000	3,037,500
Jordan - 0.1%
Jordanian Kingdom 3.875% 11/12/15		400,000	381,000
Lebanon - 0.7%
Lebanese Republic 4% 12/31/17		2,609,750	2,515,277
Lithuania - 0.8%
Lithuanian Republic:
5.125% 9/14/17 (d)		350,000	359,625
6.125% 3/9/21 (d)		500,000	530,625
6.75% 1/15/15 (d)		400,000	440,500
7.375% 2/11/20 (d)		1,550,000	1,786,375
TOTAL LITHUANIA			3,117,125
Mexico - 3.5%
United Mexican States:
5.125% 1/15/20		1,748,000	1,887,840
5.625% 1/15/17		1,942,000	2,209,025
5.75% 10/12/10		750,000	699,000
5.95% 3/19/19		1,090,000	1,250,775
6.05% 1/11/40		3,800,000	4,043,200
Government Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
6.75% 9/27/34		$ 1,675,000	$ 1,947,188
7.5% 4/8/33		500,000	630,000
8.3% 8/15/31		260,000	356,200
TOTAL MEXICO			13,023,228
Nigeria - 0.2%
Republic of Nigeria 6.75% 1/28/21 (d)		875,000	918,750
Pakistan - 0.5%
Islamic Republic of Pakistan 7.125% 3/31/16 (d)		2,050,000	1,773,250
Peru - 1.0%
Peruvian Republic:
5.625% 11/18/50		825,000	777,563
7.35% 7/21/25		450,000	547,875
8.75% 11/21/33		1,780,000	2,425,250
TOTAL PERU			3,750,688
Philippines - 1.5%
Philippine Republic:
5.5% 3/30/26		550,000	563,750
6.375% 1/15/32		500,000	548,150
6.375% 10/23/34		800,000	877,040
6.5% 1/20/20		750,000	873,750
9.5% 2/2/30		975,000	1,416,188
10.625% 3/16/25		910,000	1,387,750
TOTAL PHILIPPINES			5,666,628
Poland - 0.2%
Polish Government 3.875% 7/16/15		850,000	877,625
Russia - 6.8%
Russian Federation:
3.625% 4/29/15 (d)		1,000,000	1,025,000
5% 4/29/20 (d)		2,400,000	2,475,120
7.5% 3/31/30 (Reg. S)		14,890,975	17,548,996
11% 7/24/18 (Reg. S)		100,000	142,750
12.75% 6/24/28 (Reg. S)		2,200,000	3,894,000
TOTAL RUSSIA			25,085,866
Senegal - 0.2%
Republic of Senegal 8.75% 5/13/21 (d)		575,000	591,531
Government Obligations - continued
		Principal Amount (b)	Value
Serbia - 1.6%
Republic of Serbia 6.75% 11/1/24 (d)		$ 6,025,501	$ 6,025,501
Sri Lanka - 0.9%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (d)		1,300,000	1,309,750
7.4% 1/22/15 (d)		1,500,000	1,635,000
8.25% 10/24/12 (d)		200,000	213,250
TOTAL SRI LANKA			3,158,000
Turkey - 6.2%
Turkish Republic:
5.625% 3/30/21		900,000	941,850
6% 1/14/41		600,000	584,400
6.75% 4/3/18		1,750,000	1,989,750
6.75% 5/30/40		950,000	1,026,000
6.875% 3/17/36		3,200,000	3,520,000
7% 9/26/16		1,600,000	1,832,800
7.25% 3/15/15		1,250,000	1,425,625
7.25% 3/5/38		2,050,000	2,356,475
7.375% 2/5/25		3,200,000	3,790,400
7.5% 7/14/17		1,150,000	1,351,825
7.5% 11/7/19		1,450,000	1,721,150
11.875% 1/15/30		1,450,000	2,465,000
TOTAL TURKEY			23,005,275
Ukraine - 2.3%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (d)		1,075,000	1,120,688
Ukraine Government:
6.25% 6/17/16 (d)		910,000	909,090
6.385% 6/26/12 (d)		800,000	820,000
6.75% 11/14/17 (d)		1,475,000	1,482,375
6.875% 9/23/15 (d)		900,000	930,150
7.65% 6/11/13 (d)		900,000	945,450
7.75% 9/23/20 (d)		900,000	932,850
7.95% 2/23/21 (d)		1,200,000	1,249,800
TOTAL UKRAINE			8,390,403
United Arab Emirates - 0.1%
United Arab Emirates 7.75% 10/5/20 (Reg. S)		390,000	413,888
United States of America - 2.0%
U.S. Treasury Bonds 3.875% 8/15/40		8,069,000	7,388,178
Government Obligations - continued
		Principal Amount (b)	Value
Uruguay - 0.9%
Uruguay Republic:
6.875% 9/28/25		$ 100,000	$ 121,750
7.875% 1/15/33 pay-in-kind		925,000	1,167,813
8% 11/18/22		1,550,000	2,005,700
TOTAL URUGUAY			3,295,263
Venezuela - 5.2%
Venezuelan Republic:
6% 12/9/20		1,230,000	761,370
7% 3/31/38		750,000	429,375
8.5% 10/8/14		1,200,000	1,086,000
9% 5/7/23 (Reg. S)		5,025,000	3,612,975
9.25% 9/15/27		3,300,000	2,475,000
9.25% 5/7/28 (Reg. S)		2,215,000	1,546,070
9.375% 1/13/34		1,880,000	1,323,520
10.75% 9/19/13		1,350,000	1,333,125
12.75% 8/23/22		4,625,000	4,139,375
13.625% 8/15/18		2,690,000	2,676,550
TOTAL VENEZUELA			19,383,360
Vietnam - 1.0%
Vietnamese Socialist Republic:
1.274% 3/12/16 (g)		326,087	309,783
4% 3/12/28 (c)		1,800,000	1,521,000
6.75% 1/29/20 (d)		450,000	468,000
6.875% 1/15/16 (d)		1,375,000	1,464,375
TOTAL VIETNAM			3,763,158
TOTAL GOVERNMENT OBLIGATIONS (Cost $211,272,679)			213,223,658
Supranational Obligations - 0.1%

Eurasian Development Bank 7.375% 9/29/14 (d) (Cost $437,202)		400,000	440,000
Sovereign Loan Participations - 0.8%

Indonesia - 0.8%
Indonesian Republic loan participation Goldman Sachs 1.25% 12/14/19 (f)(g) (Cost $2,844,016)		2,994,630	2,841,155
Money Market Funds - 17.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a) (Cost $64,913,367)	64,913,367	$ 64,913,367
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $386,824,637)		389,184,259
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(18,126,933)
NET ASSETS - 100%		$ 371,057,326
Currency Abbreviations
GHS	-	Ghana Cedi
INR	-	Indian rupee
NG	-	Nigerian naira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $118,457,559 or 31.9% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,668
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 107,766,079	$ -	$ 107,766,079	$ -
Government Obligations	213,223,658	-	213,223,658	-
Supranational Obligations	440,000	-	440,000	-
Sovereign Loan Participations	2,841,155	-	2,841,155	-
Money Market Funds	64,913,367	64,913,367	-	-
Total Investments in Securities:	$ 389,184,259	$ 64,913,367	$ 324,270,892	$ -
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	2.0%
AAA,AA,A	1.6%
BBB	26.6%
BB	23.3%
B	27.7%
CCC,CC,C	0.5%
Not Rated	5.7%
Short-Term Investments and Net Other Assets	12.6%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $321,911,270)	$ 324,270,892
Fidelity Central Funds (cost $64,913,367)	64,913,367
Total Investments (cost $386,824,637)		$ 389,184,259
Cash		9,833,723
Receivable for investments sold		1,151,251
Interest receivable		6,206,250
Distributions receivable from Fidelity Central Funds		3,537
Total assets		406,379,020

Liabilities
Payable for investments purchased Regular delivery	$ 34,042,208
Delayed delivery	1,035,409
Accrued management fee	151,513
Other affiliated payables	28,190
Other payables and accrued expenses	64,374
Total liabilities		35,321,694

Net Assets		$ 371,057,326
Net Assets consist of:
Paid in capital		$ 368,422,568
Undistributed net investment income		183,521
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		91,277
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,359,960
Net Assets		$ 371,057,326

Series Emerging Markets Debt: Net Asset Value, offering price and redemption price per share ($276,324,125 ÷ 27,315,323 shares)		$ 10.12

Class F: Net Asset Value, offering price and redemption price per share ($94,733,201 ÷ 9,364,619 shares)		$ 10.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	For the period March 17, 2011 (commencement of operations) to June 30, 2011 (Unaudited)
Investment Income
Dividends		$ 20,928
Interest		2,862,095
Income from Fidelity Central Funds		8,668
Total income		2,891,691

Expenses
Management fee	$ 357,880
Transfer agent fees	50,898
Accounting fees and expenses	27,896
Custodian fees and expenses	11,239
Independent trustees' compensation	181
Registration fees	42,668
Audit	16,683
Legal	3
Miscellaneous	460
Total expenses before reductions	507,908
Expense reductions	(3)	507,905
Net investment income (loss)		2,383,786
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	109,078
Foreign currency transactions	(17,801)
Total net realized gain (loss)		91,277
Change in net unrealized appreciation (depreciation) on: Investment securities	2,359,622
Assets and liabilities in foreign currencies	338
Total change in net unrealized appreciation (depreciation)		2,359,960
Net gain (loss)		2,451,237
Net increase (decrease) in net assets resulting from operations		$ 4,835,023

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period March 17, 2011 (commencement of operations) to June 30, 2011 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,383,786
Net realized gain (loss)	91,277
Change in net unrealized appreciation (depreciation)	2,359,960
Net increase (decrease) in net assets resulting from operations	4,835,023
Distributions to shareholders from net investment income	(2,200,265)
Share transactions - net increase (decrease)	368,422,568
Total increase (decrease) in net assets	371,057,326

Net Assets
Beginning of period	$ -
End of period (including undistributed net investment income of $183,521)	$ 371,057,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Emerging Markets Debt

Period ended June 30, 2011 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.124
Net realized and unrealized gain (loss)	.111
Total from investment operations	.235
Distributions from net investment income	(.115)
Net asset value, end of period	$ 10.12
Total Return B,C	2.35%
Ratios to Average Net Assets E,H
Expenses before reductions	.96% A
Expenses net of fee waivers, if any	.96% A
Expenses net of all reductions	.96% A
Net investment income (loss)	4.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 276,324
Portfolio turnover rate F	7% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 17, 2011 (commencement of operations) to June 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Period ended June 30, 2011 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.127
Net realized and unrealized gain (loss)	.111
Total from investment operations	.238
Distributions from net investment income	(.118)
Net asset value, end of period	$ 10.12
Total Return B,C	2.39%
Ratios to Average Net Assets E,H
Expenses before reductions	.84% A
Expenses net of fee waivers, if any	.84% A
Expenses net of all reductions	.84% A
Net investment income (loss)	4.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,733
Portfolio turnover rate F	7% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 17, 2011 (commencement of operations) to June 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

Fidelity Series Emerging Markets Debt Fund (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Emerging Markets Debt and Class F shares, each of which, has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,779,738
Gross unrealized depreciation	(1,255,489)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,524,249

Tax cost	$ 386,660,010

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $321,766,107 and $10,955,680, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .66% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Emerging Markets Debt. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Emerging Markets Debt	$ 50,898.12

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended June 30,	2011 A
From net investment income
Series Emerging Markets Debt	$ 1,688,348
Class F	511,917
Total	$ 2,200,265

A For the period March 17, 2011 (commencement of operations) to June 30, 2011.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares A	Dollars A
Period ended June 30, 2011
Series Emerging Markets Debt
Shares sold	27,148,165	$ 272,641,362
Reinvestment of distributions	167,158	1,688,348
Net increase (decrease)	27,315,323	$ 274,329,710
Class F
Shares sold	9,314,026	$ 93,581,818
Reinvestment of distributions	50,680	511,917
Shares redeemed	(87)	(877)
Net increase (decrease)	9,364,619	$ 94,092,858

A For the period March 17, 2011 (commencement of operations) to June 30, 2011.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Credit Risk

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Emerging Markets Debt Fund

On January 19, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Research Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven emerging markets bond selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity to the funds will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

SED-SANN-0811
1.924253.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2011